Investment Objectives and Goals - PUTNAM GLOBAL HEALTH CARE FUND	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks capital appreciation.